Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flow from operating activities
Net loss for the year		$ (17,866)	$ (32,467)		$ (28,771)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		35	42		39
Amortization of discount (premium) on marketable debt securities		(2)	121		90
Gain on sale of marketable debt securities		523	(37)		(527)
Finance expenses		(36)	6		31
Interest income from short-term deposits			7		(285)
Stock-based compensation expense		1,296	1,886		2,066
Changes in operating assets and liabilities:
Decrease (increase) in other accounts receivable		300	(313)		15
Increase (decrease) in trade payables		(2,311)	(2,175)		1,047
Increase (decrease) in other accounts payable		(440)	38		8
Net cash used in operating activities		(18,501)	(32,892)		(26,287)
Cash flow from investing activities
Purchase of property and equipment		(4)	(11)		(44)
Increase in restricted deposit			(1)
Investment in securities, available for sale		(2,373)	(13,569)		(55,034)
Investment in Convertible note		(1,500)
Proceeds from sale of securities, available for sale		21,440	21,243		47,198
Proceeds from short-term deposits, net			3,800		24,416
Net cash provided by investing activities		17,563	11,462		16,536
Cash flow from financing activities
Issuance of ordinary shares in at-the-market offering, net of issuance costs		70	8,147
Issuance of ordinary shares, net of issuance costs	[1]		9,221		707
Proceeds from exercise of options				[2]	61
Net cash provided by financing activities		70	17,368		768
Decrease in cash, cash equivalents and restricted cash		(868)	(4,062)		(8,983)
Cash and cash equivalents and restricted cash at the beginning of the year		2,998	7,060		16,043
Cash, cash equivalents and restricted cash at the end of the year		2,130	2,998		7,060
Supplemental disclosure of cash flow information:
Cash received from interest		297	562		1,192
Non-cash transactions:
Right-of-use assets obtained in exchange for new operating lease liabilities, net			$ 199		$ 35

[1]	See
[2]	Represents amount less than $1